Net (Loss) Income per Common Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) earnings	$ (4,911,620)	$ (2,223,145)	$ (18,827,388)	$ (15,431,754)	$ (16,590,827)	$ 11,092,429
Less: Undistributed (loss) earnings allocated to participating securities					(1,672,223)	(1,669,786)
Net (loss) earnings allocable to common shares					(18,263,050)	9,422,643
Basic weighted average common shares outstanding					11,215,077	11,202,990
Basic (loss) earnings per common share	$ (0.42)	$ (0.40)	$ (2.43)	$ (2.75)	$ (1.63)	$ 0.39
Diluted weighted average common shares outstanding					11,215,077	13,190,476
Diluted (loss) earnings per common share	$ (0.42)	$ (0.40)	$ (2.43)	$ (2.75)	$ (1.63)	$ 0.33
Basic (loss) income per common share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) earnings					(16,590,827)	11,092,429
Less: Undistributed (loss) earnings allocated to participating securities					(1,672,223)	(6,747,903)
Net (loss) earnings allocable to common shares					(18,263,050)	4,344,526
Basic weighted average common shares outstanding					11,215,077	11,202,990
Basic (loss) earnings per common share					$ (1.63)	$ 0.39
Diluted (loss) earnings per common share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) earnings					(16,590,827)	11,092,429
Less: Undistributed (loss) earnings allocated to participating securities					(1,672,223)	(6,747,903)
Net (loss) earnings allocable to common shares					$ (18,263,050)	$ 4,344,526
Basic weighted average common shares outstanding					11,215,077	11,202,990
Effect of dilutive options						1,987,486
Diluted weighted average common shares outstanding					11,215,077	13,190,476
Diluted (loss) earnings per common share					$ (1.63)	$ 0.33